Capital and Other Components of Equity - Additional Information (Details) - USD ($)									3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 23, 2022	Mar. 14, 2022	Feb. 19, 2021	Feb. 17, 2021	Feb. 10, 2021	Jul. 13, 2020	Mar. 11, 2020	Jul. 08, 2019	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 09, 2022	Aug. 31, 2022	Jul. 13, 2022	Jun. 13, 2022	Jun. 09, 2022	Mar. 31, 2020
Class Of Stock [Line Items]
Percentage of dividend issued on paid up capital									5.00%			5.00%
Share options exercised, shares											6,429
Number of shares issued									8,516,894	8,516,894		5,560,829					5,700,000	198,000,000
Exercise price of warrants									$ 13.24	$ 13.24		$ 28.64			$ 2.32
Number of warrants issued										3,891,052		1,428,574	497,355
Proceeds from exercise of warrants	$ 5,000,002,000,000	$ 8,000,000
Residual amount allocated										$ 2,126,955
Warrant liability									$ 2,820,025	2,820,025	$ 3,270,262	$ 5,570,530	$ 10,462,137						$ 10,462,137
Common Stock, Value, Issued									321,769,905	321,769,905		317,051,125	$ 306,618,482
Sprout Foods, Inc Acquisition
Class Of Stock [Line Items]
Number of shares issued																570,185
Number of shares issued														36,765		372,670
Business acquisition, date of acquisition					Feb. 10, 2021
Business acquisition, percentage of voting interests acquired					50.10%
Business acquisition, issuance of shares, value					192,617
Business acquisition, notes guaranteed					$ 17,595,505
Common Stock, Value, Issued														$ 75,736
Sprout Foods, Inc Acquisition | Amended Promissory Notes
Class Of Stock [Line Items]
Line of Credit Facility, Current Borrowing Capacity														$ 250,000		$ 3,000,000
Common Stock
Class Of Stock [Line Items]
Number of shares issued						136,389
Net proceeds from share issuance						$ 12,017,902
Residual amount allocated		$ 306,868
Common shares offering price						$ 92.75
Gross proceeds from share issuance						$ 12,649,998
Transaction costs						$ 801,462
At-The-Market Offering
Class Of Stock [Line Items]
Share issued price per share													$ 88.55
Number of shares issued													154,619
Net proceeds from share issuance												0	$ 13,736,868
Net proceeds from issuing shares													$ 13,069,149
Percentage of commissions paid													3.00%
Other transaction costs related to shares issued													$ 667,719
Direct Offering
Class Of Stock [Line Items]
Prefund warrant description	Pre-Funded Warrant exercisable for one Common Share	Pre-Funded Warrant exercisable for one Common Share.
Exercise price of warrants	$ 0.001	$ 0.0035
Proceeds from exercise of warrants										5,000,002		8,000,000	$ 12,833,713
Number of shares issued		528,572
Direct Offering | Common Stock
Class Of Stock [Line Items]
Number of shares issued		1,428,572
Private Placement
Class Of Stock [Line Items]
Exercise price of warrants													$ 78.75
Proceeds from exercise of warrants												0	$ 35,300,844
Total issue costs		$ 636,847							$ 465,211	$ 465,211			2,081,879
Total issue costs recorded against share capital and warrants		33,012											1,560,552
Total issue costs recorded under finance costs		$ 603,835											$ 521,327
Number of shares exercisable for common share													1
Gross proceeds from offering													$ 35,000,000
Warrant liability													11,831,000
Warrant liability reclassified to equity													$ 23,169,000
Private Placement | Common Stock
Class Of Stock [Line Items]
Number of shares issued													462,963
Registered Direct Offering Priced At-the-market and Concurrent Private Placement
Class Of Stock [Line Items]
Exercise price of warrants				$ 78.75
Number of warrants issued				196,429
Proceeds from exercise of warrants												$ 0	$ 55,000,000
Offering price				$ 70
Aggregate gross proceeds				$ 55,000,000
Total issue costs				2,958,406
Total issue costs recorded against share capital and warrants				2,609,043
Total issue costs recorded under finance costs				349,363
Warrant liability				6,288,998
Warrant liability reclassified to equity			$ 48,711,002	$ 785,715
Warrants expiration term				5 years 6 months
Maximum | At-The-Market Offering
Class Of Stock [Line Items]
Common stock aggregate offering price							$ 50,000,000
Market Performance Options
Class Of Stock [Line Items]
Share options exercised, shares													715
Weighted average exercise price, Exercised													$ 40.64
Market Performance Options | CEO
Class Of Stock [Line Items]
Weighted average exercise price, Exercised								$ 155.05
DSUs | Board of Directors
Class Of Stock [Line Items]
Number of shares issued									0	0	0	0	1,381
Share issued price per share													$ 72.44
RSUs | CEO
Class Of Stock [Line Items]
Number of shares issued									216,658	216,658	47,051	108,079	16,414
Share issued price per share									$ 11.96	$ 11.96	$ 155.05	$ 39.74	$ 155.05
Withholding taxes paid to issuance of RSUs											$ 978,117	$ 1,411,515	$ 717,135
Withheld as payment of withholding taxes									139,145	139,145	24,511	64,105	10,254
Restricted Common Shares | Employees
Class Of Stock [Line Items]
Number of shares issued									0	0	0	0	850
Share issued price per share													$ 116.74
Prefunded Warrants
Class Of Stock [Line Items]
Number of warrants issued	645,526	185,715
Residual amount allocated		$ 107,818
Prefunded Warrants | Direct Offering
Class Of Stock [Line Items]
Exercise price of warrants		$ 0.0035
Proceeds from exercise of warrants	$ 65	$ 650
Offering price		$ 11.2
Aggregate gross proceeds		$ 8,000,000
Warrants issued		185,715
Series A Warrants | Direct Offering
Class Of Stock [Line Items]
Exercise price of warrants		$ 11.2
Number of shares issued		714,287
Shares exercisable description		exercisable six months after the closing date, and will expire five and one half years from the date of issuance.
Series B Warrants | Direct Offering
Class Of Stock [Line Items]
Exercise price of warrants		$ 11.2
Number of shares issued		714,287
Shares exercisable description		exercisable six months after the closing date, and expire 18 months from the date of issuance.
Warrants | Private Placement
Class Of Stock [Line Items]
Warrants issued													300,926
Series A Preferred Shares
Class Of Stock [Line Items]
Number of shares issued									0	0
Number of shares outstanding									0	0		0
Stock Options Exercised
Class Of Stock [Line Items]
Share options exercised, shares									0	0		0	142,909
Weighted average exercise price, Exercised													$ 54.61
Proceeds From Stock Options Exercised													$ 7,478,960
Stock Options Exercised | Market Performance Options
Class Of Stock [Line Items]
Share options exercised, shares													714
Weighted average exercise price, Exercised													$ 43.19